ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Customer security deposit (1)	[1]	$ 59,622	$ 64,101
Service fees payable (2)	[2]	84,472	114,839
Rent payable		26,309	14,390
Due to employees and other		8,620	21,300
Others		17,711	19,253
Accrued expenses and other current liabilities		$ 196,734	$ 233,883

[1]	Customer security deposit mainly includes deposits paid by customers of leasing equipment business.
[2]	Service fees payable primarily includes unpaid audit, legal and accounting related professional service fees.